DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

Amounts outstanding under long-term debt, including the PIPE Convertible Notes (discussed in Note 6), consisted of the following as of March 31, 2022 and December 31, 2021. The estimated fair value of long-term debt is approximated at its carrying value as of these reporting dates.

	March 31, 2022	December 31, 2021
Term Loan, matures August 2025	$43,386	$43,287
PIPE Convertible Notes (1)	77,371	77,047
Total debt	120,757	120,334
Less: current portion	—	—
Long-term debt	$120,757	$120,334

	December 31,
	2021	2020
New Term loan, matures August 2025	$43,286,747	$—
7th Amendment term loan, matures December 2022	—	7,500,000
PIPE Convertible Notes(1)	77,047,475	—
Total debt	$120,334,222	$7,500,000
Less: current portion	—	(3,750,000)
Long-term debt	$120,334,222	$3,750,000

Schedule of Maturities of Long-term Debt	Aggregate maturities of long-term debt as of March 31, 2022 are as follows:

March 31, 2022
2022 (remaining nine months)	$—
2023	—
2024	—
2025	43,386
2026	77,371
Total	$120,757

Aggregate maturities of debt as of December 31, 2021 are as follows:

2022	$—
2023	—
2024	—
2025	43,286,747
2026	77,047,475
Total	$120,334,222
(1)	As discussed in Note 5, the PIPE Convertible Notes will mature in 2026, unless earlier repurchased by the Company or converted at the option of the holders.